Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000124381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	22.07%	17.45%	13.44%
C000124382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	21.77%	17.15%	13.16%
C000144290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	22.21%	17.57%	13.55%
C000124383
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	16.48%	16.12%	10.70%
C000124384
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	16.19%	15.82%	10.43%
C000144291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	16.57%	16.23%	10.81%
C000124385
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	26.32%	13.89%	8.62%
C000124386
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	25.97%	13.60%	8.34%
C000144292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	26.54%	14.03%	8.73%
C000151790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	17.07%	7.93%	7.39%
C000151791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	16.74%	7.64%	7.10%
C000151792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	17.15%	8.03%	7.48%
C000076804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	19.99%	15.30%	14.75%
C000120475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	19.66%	15.01%	14.46%
C000144284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	20.05%	15.40%	14.86%
C000076805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	17.01%	13.88%	11.46%
C000120476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	16.75%	13.60%	11.19%
C000144285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	17.13%	13.99%	11.57%
C000076806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	21.98%	10.82%	8.57%
C000120477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	21.67%	10.56%	8.31%
C000144286
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	22.12%	10.94%	8.68%
C000115554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	6.77%	9.43%	11.76%
C000115553
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	6.48%	9.12%	11.46%
C000145934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	6.84%	9.50%	11.85%
C000115556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	9.53%	7.07%	6.54%
C000115555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	9.18%	6.78%	6.27%
C000145935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	9.60%	7.16%	6.64%
C000070950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent	30.22%	17.23%	12.38%
C000070949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent	29.94%	16.93%	12.08%
C000135923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent	30.38%	17.37%	12.49%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	17.25%	14.41%	12.43%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	17.25%	14.41%	12.43%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Emerging Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Net Total Return USD Index
Average Annual Return, Percent	17.32%	7.02%	7.99%
MSCI Emerging Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Net Total Return USD Index
Average Annual Return, Percent	17.32%	7.02%	7.99%
MSCI Emerging Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Net Total Return USD Index
Average Annual Return, Percent	17.32%	7.02%	7.99%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
Russell 1000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.75%	15.99%	15.04%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI Daily TR Net World Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Daily TR Net World Ex USA Index
Average Annual Return, Percent	16.03%	11.60%	8.41%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Net Total Return USD Index
Average Annual Return, Percent	17.25%	14.41%	12.43%